Organization and Principal Activities (Details) - $ / shares	Dec. 31, 2019	Sep. 27, 2019
Organization and Principal Activities (Textual)
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Purchase price		$ 0.0001
Ordinary shares, share issued	1	1